UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 11, 2006
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        93
Form 13F Information Table Value Total:        $233,544


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      600     7923 SH       SOLE                     7923
AT&T Inc.                      COM              00206R102      203     7500 SH       SOLE                     7500
Abbott Laboratories            COM              002824100     2035    47910 SH       SOLE                    47910
American Express Company       COM              025816109     4342    82627 SH       SOLE                    82627
American International Group,  COM              026874107     7479   113164 SH       SOLE                   113164
Ameriprise Financial, Inc.     COM              03076C106      737    16350 SH       SOLE                    16350
Amgen Inc.                     COM              031162100      642     8826 SH       SOLE                     8826
Anheuser-Busch Cos.            COM              035229103     6757   157975 SH       SOLE                   157975
Apache Corporation             COM              037411105     2237    34154 SH       SOLE                    34154
Asia Pacific Fund Inc.         COM              044901106      340    18500 SH       SOLE                    18500
Automatic Data Processing, Inc COM              053015103      328     7184 SH       SOLE                     7184
BHP Billiton Ltd. ADR          COM              088606108     2767    69425 SH       SOLE                    69425
BP plc ADR                     COM              055622104     5333    77355 SH       SOLE                    77355
Baker Hughes, Inc.             COM              057224107      445     6500 SH       SOLE                     6500
Bank of America Corp.          COM              060505104     1655    36336 SH       SOLE                    36336
Berkshire Hathaway, Inc. Cl. A COM              084670108    12378      137 SH       SOLE                      137
Berkshire Hathaway, Inc. Cl. B COM              084670207    15949     5295 SH       SOLE                     5295
Bristol-Myers Squibb Co.       COM              110122108      475    19300 SH       SOLE                    19300
Buckeye Partners, L.P.         COM              118230101     3987    93350 SH       SOLE                    93350
Canadian Oil Sands Trust       COM              13642L100    12547    87320 SH       SOLE                    87320
Cedar Fair Limited Partnership COM              150185106     6975   238449 SH       SOLE                   238449
Chevron Corp.                  COM              166764100     1617    27898 SH       SOLE                    27898
Cisco Systems Inc.             COM              17275R102      249    11500 SH       SOLE                    11500
Citigroup Inc.                 COM              172967101     4840   102471 SH       SOLE                   102471
Coach, Inc.                    COM              189754104      207     6000 SH       SOLE                     6000
Coca-Cola Company              COM              191216100     1970    47051 SH       SOLE                    47051
Colgate Palmolive Co.          COM              194162103      309     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     2064    78900 SH       SOLE                    78900
Commerce Bancorp               COM              200519106     5866   160050 SH       SOLE                   160050
ConocoPhillips                 COM              20825C104     5787    91644 SH       SOLE                    91644
Cooper Cameron Corp            COM              216640102      326     7400 SH       SOLE                     7400
Devon Energy Corporation       COM              25179M103     3123    51054 SH       SOLE                    51054
Donaldson Company Inc          COM              257651109      270     8000 SH       SOLE                     8000
Dover Corporation              COM              260003108     8954   184392 SH       SOLE                   184392
ER Urgent Care Holdings Inc.   COM              26884h108        3    15000 SH       SOLE                    15000
Eli Lilly & Company            COM              532457108      540     9765 SH       SOLE                     9765
Equifax, Inc.                  COM              294429105      908    24392 SH       SOLE                    24392
Exxon Mobil Corporation        COM              30231G102     4500    73939 SH       SOLE                    73939
First Data Corp.               COM              319963104     1092    23320 SH       SOLE                    23320
Fluor Corp.                    COM              343412102      214     2500 SH       SOLE                     2500
Gannett Co., Inc.              COM              364730101     3780    63085 SH       SOLE                    63085
General Electric Co.           COM              369604103     6429   184861 SH       SOLE                   184861
Genzyme Corp.                  COM              372917104      672    10000 SH       SOLE                    10000
Goldman Sachs Group, Inc.      COM              38141G104      235     1500 SH       SOLE                     1500
Healthcare Select Sector SPDR  COM              81369Y209      560    17500 SH       SOLE                    17500
Home Depot, Inc.               COM              437076102     1526    36073 SH       SOLE                    36073
IBM Corporation                COM              459200101     1231    14924 SH       SOLE                    14924
Illinois Tool Works Inc.       COM              452308109      295     3066 SH       SOLE                     3066
Inco Ltd.                      COM              453258402     1770    35475 SH       SOLE                    35475
Intel Corporation              COM              458140100      273    14010 SH       SOLE                    14010
Intuitive Surgical, Inc.       COM              46120E107      248     2100 SH       SOLE                     2100
Johnson & Johnson              COM              478160104     7666   129444 SH       SOLE                   129444
Kinder Morgan Energy Partners, COM              494550106      931    19325 SH       SOLE                    19325
Kinder Morgan, Inc.            COM              49455P101      584     6350 SH       SOLE                     6350
Laboratory Corp. of America Ho COM              50540r409     4791    81925 SH       SOLE                    81925
Leucadia National Corp.        COM              527288104     1509    25300 SH       SOLE                    25300
Loews Corp.                    COM              540424108      304     3000 SH       SOLE                     3000
Lowes Cos. Inc.                COM              548661107      274     4250 SH       SOLE                     4250
M & T Bank Corp.               COM              55261F104     2009    17600 SH       SOLE                    17600
MSCI EAFE Index Fund           COM              464287465      867    13350 SH       SOLE                    13350
McCormick & Co., Inc. Non-Voti COM              579780206      271     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      691    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      934    18395 SH       SOLE                    18395
Merck & Co.                    COM              589331107     1085    30805 SH       SOLE                    30805
Microsoft Corporation          COM              594918104      614    22550 SH       SOLE                    22550
Mohawk Industries Inc.         COM              608190104     5045    62500 SH       SOLE                    62500
Newmont Mining Corp.           COM              651639106     2326    44825 SH       SOLE                    44825
Pepsico, Inc.                  COM              713448108     1587    27466 SH       SOLE                    27466
Pfizer Inc.                    COM              717081103     2431    97535 SH       SOLE                    97535
Procter & Gamble Company       COM              742718109     6122   106227 SH       SOLE                   106227
Progressive Corporation        COM              743315103     1228    11783 SH       SOLE                    11783
Prologis SBI                   COM              743410102      506     9455 SH       SOLE                     9455
Rayonier, Inc.                 COM              754907103    12941   283850 SH       SOLE                   283850
Regis Corp.                    COM              758932107     1501    43525 SH       SOLE                    43525
Royal Dutch Shell PLC ADR      COM              780259206      610     9800 SH       SOLE                     9800
S&P Depository Receipts        COM              78462F103     1881    14485 SH       SOLE                    14485
Schlumberger Ltd.              COM              806857108     8270    65343 SH       SOLE                    65343
ServiceMaster Company          COM              81760N109      296    22550 SH       SOLE                    22550
Technology Select Sector SPDR  COM              81369Y803      210     9500 SH       SOLE                     9500
Telefonos de Mexico            COM              879403780      411    18264 SH       SOLE                    18264
The Hershey Company            COM              427866108      209     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      230     4126 SH       SOLE                     4126
Tribune Co.                    COM              896047107      206     7500 SH       SOLE                     7500
United Technologies            COM              913017109      267     4600 SH       SOLE                     4600
Verizon Communications         COM              92343V104      653    19181 SH       SOLE                    19181
Vodafone Group PLC             COM              92857W100      716    34240 SH       SOLE                    34240
Wachovia Corp.                 COM              929903102      286     5100 SH       SOLE                     5100
Wal-Mart Stores, Inc.          COM              931142103     5790   122570 SH       SOLE                   122570
Washington Post ""B""          COM              939640108      321      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     6774   106064 SH       SOLE                   106064
Whole Foods Mkt. Inc.          COM              966837106      242     3640 SH       SOLE                     3640
Wyeth                          COM              983024100     1161    23930 SH       SOLE                    23930
Zimmer Holdings, Inc.          COM              98956P102      728    10764 SH       SOLE                    10764